Stock-Based Compensation and Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Shares Issuable Pursuant to Options Granted

The following is a summary of shares issuable pursuant to options granted as of September 30, 2016:

	Maximum	Outstanding	Exercisable
2010 EIP	45,000	7,607	7,607
2014 SIP	101,442	62,662	35,869
2016 SIP	600,000	47,449	16,341
Issued outside of plans	—	216,455	158,460
Shares issuable pursuant to options granted		334,173	218,277

Summary of Stock Option Activity

The following is a summary of stock option activity for the nine months ended September 30, 2016:

			Weighted
	Number of		Remaining
	Shares Issuable	Weighted Avg.	Contractual	Intrinsic
	Under Options	Exercise rice	Life (Years)	Value
				(In thousands)
Balance, December 31, 2015	249,951	$19.80	3.95	$-
Granted	99,605	6.07
Exercised	—	—
Forfeited or Expired	(31,295)	12.15
Balance, March 31, 2016	318,261	16.35	3.70	122
Granted	6,668	6.78
Exercised	—	—
Forfeited or Expired	(34,549)	16.18
Balance, June 30, 2016	290,380	16.08	3.82	$83
Granted	49,005	7.28
Exercised	—	—
Forfeited or Expired	(5,212)	13.12
Balance, September 30, 2016	334,173	$14.84	3.77	210
Exercisable at September 30, 2016	218,277	$18.22	3.47	$71

Following is a summary of stock option activity in 2015 and 2014:

				Weighted
	Number of			Remaining
	Shares Issuable	Weighted Avg.		Contractual	Intrinsic
	Under Options	Exercise Price		Life (Years)	Value
Balance, December 31, 2013	55,210	$52.35	*
Granted	133,628	22.50
Exercised	-	-
Forfeited or Expired	(8,492)	55.35
Balance, December 31, 2014	180,346	30.15	*	4.05	$61,875
Granted	115,150	13.80
Exercised	-	-
Forfeited or Expired	(45,545)	26.40
Balance, December 31, 2015	249,951	$19.80		3.95	$-
Exercisable at December 31, 2015	175,625	$$22.20		3.72	$-

* Reflects the February 2014 and December 2014 exercise price adjustment.

Schedule of Stock Options Outstanding and Exercisable

Information with respect to stock options outstanding and exercisable as of September 30, 2016 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
				(In thousands)			(In thousands)
$5.10 to $7.85	128,387	4.49	$6.52	$209	43,323	$6.53	$70
$8.25 to $12.44	14,983	3.62	10.67	1	10,475	10.57	1
$12.45 to $20.25	64,986	3.89	13.01	—	42,551	13.02	—
$22.50 to $60.00	125,817	2.99	24.77	—	121,928	24.84	—
	334,173	3.77	$14.84	$210	218,277	$18.22	$71

Information with respect to common stock options outstanding and exercisable at December 31, 2015:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Price	Aggregate Intrinsic Value
$8.25 to $17.25	95,254	4.50	$12.45	$—	34,548	$12.60	$—
$20.25 to $22.50	146,735	3.62	22.50	—	133,644	22.50	—
$60.00	7,962	3.37	60.00	—	7,433	60.00	—
	249,951	3.95	$19.80	$—	175,625	$22.20	$—

Schedule of Fair Values of Stock Options Granted and Assumptions used for Option Pricing Model

The fair value of the stock options issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Stock price	$5.10 to $7.85	$8.25 to $12.45	$5.10 to $7.85	$8.25 to $20.25
Exercise price	$5.10 to $7.85	$8.25 to $12.45	$5.10 to $7.85	$8.25 to $20.25
Expected term	3 Years	2 to 3 Years	3 Years	2 to 3 Years
Expected dividend	0%	0%	0%	0%
Volatility	78% to 83%	31% to 45%	61% to 83%	26% to 45%
Risk-free interest rate	0.71% to 0.86%	0.90% to 1.08%	0.71% to 1.31%	0.22% to 1.08%

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Estimated Fair Value	$395,252	$339,671
Shares Issuable Under Options Granted	115,150	133,628
Expected Term	2 to 3 Years	2 to 3 Years
Expected Dividend	0%	0%
Volatility	26% to 48%	27% to 29%
Risk Free Interest Rate	0.22% to 1.08%	0.22% to 1.00%

Summary of Stock Based Compensation

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the periods presented was as follows:

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Stock-based compensation costs included in:
Cost of revenue	$14	$17	$87	$33
Sales and marketing expenses	47	27	130	58
Research and development expenses	12	24	86	63
General and administrative expenses	94	80	172	148
Total stock-based compensation expense	$167	$148	$475	$302

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the years ended December 31, 2015 and 2014 was as follows:

Year Ended
	December 31, 2015	December 31, 2014
Stock-based compensation costs included in:
Cost of revenue	$55,774	$21,753
Sales and marketing expenses	91,009	51,803
Research and development expenses	104,851	41,365
General and administrative expenses	191,924	201,255
Total stock-based compensation expense	$443,558	$316,176